Schedule of Accounts Payable and Other Current Liabilities (Details) - TALENTEC SDN. BHD. [Member] - USD ($)		Jul. 31, 2025	Jul. 31, 2024
Non-trade creditors	[1]	$ 501,795	$ 6,979
Accrued expenses		28,262	110,725
Payroll payable		31,931	26,893
Other tax payable	[2]	38,634	34,431
Interest payable		2,882	3,088
Accrued expenses and other current liabilities		$ 603,504	$ 182,116

[1]	The balance mainly represented payable to The Sire Group Ltd. amounted to US$
[2]	Other tax payable mainly include the sales and service tax (“SST”) payable.